Earnings Per Share (Tables)	12 Months Ended
Jun. 30, 2023
Earnings Per Share [Abstract]
Schedule of Reconciliation of Basic Net Income Per Share	The following table presents a reconciliation of basic net loss per share:
	Years ended June 30,
	2022	2023
Net loss	$(1,874,153)	$(6,098,603)
Weighted average basic and diluted ordinary shares outstanding	50,000,000	50,725,814
Net loss per basic and diluted share of common stock	$(0.04)	$(0.12)